LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Supplement dated February 17, 2026 to the

Statements of Additional Information of the Litman Gregory Funds Trust

dated April 29, 2025, as supplemented

Notice to Existing and Prospective Shareholders:

Effective February 13, 2026, Jeffrey K. Seeley will no longer serve as President or Trustee of the Trust. All references to Mr. Seeley as President and Trustee of the Trust are hereby removed from each Statement of Additional Information (“SAI”). Also, effective February 13, 2026, Luc Dumontier became the President of the Trust and Ha-Jin Shin-de Bruchard became the Chief Legal Officer of the Trust.

The following information replaces the table for Interested Trustee & Officers in the section entitled “Board of Trustees” in each Statement of Additional Information dated April 29, 2025:

Interested Trustee & Officers

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer During Past Five Years
Luc Dumontier 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1974)	President	Open-ended term; served as President since February 2026.	Managing Director, Global Chief Investment Officer of the Advisor since September 2025. Managing Partner – Head of Investments and Operations at Ossiam from September 2021 to August 2025. Partner – Head of Factor Investing at LFIS Capital from September 2013 to2021.	N/A	None
John M. Coughlan 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1956)	Treasurer	Open-ended term; served as Treasurer since inception.	Chief Operating Officer of the Advisor since 2004 and Chief Compliance Officer of the Advisor from 2004 to June 2023.	N/A	None
Joseph Kelly 2301 Rosecrans Avenue, Suite 2150 El Segundo, CA 90245 (born 1975)	Chief Compliance Officer and Secretary	Open-ended term; served as Chief Compliance Officer since June 2023.	Managing Director, Chief Compliance Officer of the Advisor since June 2023. Chief Compliance Officer of iM Global US	N/A	None

Name, Address and Year Born	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer During Past Five Years
		Secretary since September 2023.	Distributors, LLC since April 2024. Deputy Chief Compliance Officer, The TCW Group, Inc. from January 2022 to June 2023. Senior Vice President Compliance, The TCW Group, Inc. from June 2021 to December 2021. General Counsel and Chief Compliance Officer, Dunham & Associates Investment Counsel Inc. from November 2013 to June 2021.
Ha-Jin Shin-de Bruchard	Chief Legal Officer	Open-ended term; served as Chief Legal Officer since February 2026.	General Counsel of the Advisor since May 2025. General Counsel of Quadrille Capital from 2022 to April 2025. Senior Legal Counsel of Bpifrance Investissement from 2019-2021.	N/A	None

Please keep this Supplement with your Statements of Additional Information.

2